Sources of finance - Analysis of Future Anticipated Cash Flows Related of Financial Derivatives (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial liabilities, Payable
Disclosure of maturity analysis for derivative financial liabilities [line items]
Future anticipated cash flows, Financial liabilities	£ 731.5	£ 1,186.3	£ 1,198.6
Future anticipated cash flows, Financial assets	1,543.9	808.5	611.1
Financial liabilities, Payable | Within one year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Future anticipated cash flows, Financial liabilities	682.2	1,186.3	185.8
Future anticipated cash flows, Financial assets	335.3	347.1	581.1
Financial liabilities, Payable | Between one and two years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Future anticipated cash flows, Financial liabilities	15.9	0.0	551.4
Future anticipated cash flows, Financial assets	487.4	11.6	30.0
Financial liabilities, Payable | Between two and three years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Future anticipated cash flows, Financial liabilities	15.0	0.0	11.6
Future anticipated cash flows, Financial assets	37.5	449.8	0.0
Financial liabilities, Payable | Between three and four years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Future anticipated cash flows, Financial liabilities	14.7		449.8
Future anticipated cash flows, Financial assets	37.1		0.0
Financial liabilities, Payable | Between four and five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Future anticipated cash flows, Financial liabilities	3.7
Future anticipated cash flows, Financial assets	646.6
Financial assets, Receivable
Disclosure of maturity analysis for derivative financial liabilities [line items]
Future anticipated cash flows, Financial liabilities	729.3	1,126.2	1,146.4
Future anticipated cash flows, Financial assets	1,569.9	813.7	612.9
Financial assets, Receivable | Within one year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Future anticipated cash flows, Financial liabilities	681.3	1,126.2	173.7
Future anticipated cash flows, Financial assets	310.7	345.7	582.5
Financial assets, Receivable | Between one and two years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Future anticipated cash flows, Financial liabilities	15.7	0.0	521.1
Future anticipated cash flows, Financial assets	479.6	6.2	30.4
Financial assets, Receivable | Between two and three years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Future anticipated cash flows, Financial liabilities	14.6	0.0	6.0
Future anticipated cash flows, Financial assets	32.3	£ 461.8	0.0
Financial assets, Receivable | Between three and four years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Future anticipated cash flows, Financial liabilities	14.2		445.6
Future anticipated cash flows, Financial assets	32.5		£ 0.0
Financial assets, Receivable | Between four and five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Future anticipated cash flows, Financial liabilities	3.5
Future anticipated cash flows, Financial assets	£ 714.8